united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

ITEM 1. REPORTS TO SHAREHOLDERS.

LeaderShares® Activist Leaders® ETF (ACTV)
LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)
LeaderShares® AlphaFactor® US Core Equity ETF (LSAF)
LeaderShares® Equity Skew ETF (SQEW)
LeaderShares® Dynamic Yield ETF (DYLD)

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2024

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the LeaderShares ETFs. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-888-617-1444 www.leadersharesetfs.com

Dear Shareholder,

LeaderShares® Activist Leaders® ETF (ACTV)*: 19.57%

*	From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the LeaderShares® Activist Leaders® ETF’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Equity securities managed to recoup a majority of their losses from 2022, while many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of 19.57% (Source: Ultimus) during the period as compared to 20.98% for the S&P 500 **. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The AI continued boom this year has driven mega-cap tech stocks higher, boosting market-cap weighted indices like the S&P 500. Meanwhile, the Fund’s primary exposure remained in companies involved in shareholder activism, which tend to be smaller value-tilted companies, and seemed to drive the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative stock selection process.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)* 14.84%

*	From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® Tactical Focused ETF’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Equity securities managed to recoup a majority of their losses from 2022, while many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of 14.84% (Source: Ultimus) during the period as compared to 20.98% for the S&P 500**. Utilizing our quantitative risk-managed process, the Fund remained invested the entire period which resulted in the Fund being exposed to a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The AI continued boom this year has driven mega-cap tech stocks higher, boosting market-cap weighted indices like the S&P 500. Meanwhile, the Fund’s characteristic of being equal-weighted and value-tilted led to some of the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® AlphaFactor® US Core Equity ETF (LSAF): 21.07%*

*	From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Equity securities managed to recoup a majority of their losses from 2022, while many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of 21.07% (Source: Ultimus) for the fiscal first half year ended April 30, 2024, as compared to the 21.72% return of its benchmark AlphaFactor® US Core Equity Index** (Source: Ultimus). During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. Generally, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Equity Skew ETF (SQEW): 13.72%*

*	From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions

During the LeaderShares® Equity Skew ETF’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Equity securities managed to recoup a majority of their losses from 2022, while many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of 13.72% (Source: Ultimus) during the period as compared to 20.98% for the S&P 500**. During the period, the Fund was invested in a portfolio of stocks and ETFs based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The AI continued boom this year has driven mega-cap tech stocks higher, boosting market-cap weighted indices like the S&P 500. The Fund’s overexposure to value-tilted companies drove the underperformance against the S&P 500 Index. However, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Dynamic Yield ETF (DYLD)*: 5.42%

*	From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the LeaderShares® Dynamic Yield ETF’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Despite the recovery in the equity market, while many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund returned 5.42% (Source: Ultimus). The Fund is an active fund and does not track an index. During the period, the Fund was invested in a portfolio of high-yield corporate bonds, investment-grade corporate bonds, as well as US treasuries based on its quantitative selection methodology. The Fund derived most of its total return from active management and the ability to shed its interest rate sensitive positions and decrease the portfolio duration risk. As a result, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index**, which returned 4.97% (Source: Ultimus) for the period, as investment-grade corporates and treasuries continued to struggle.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3392-NLD-05/31/2024

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	19.57%	12.03%	10.93%
LeaderShares® Activist Leaders® ETF - Market Price	19.56%	12.22%	10.95%
S&P 500 Index (b)	20.98%	22.66%	13.59%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The NAV returns are calculated using the traded NAV on April 28, 2024.The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2024 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS

April 30, 2024

Percent of
Top 10 Industries	Net Assets
Biotech & Pharma	12.3%
Retail Discretionary	8.0%
Technology Services	8.0%
Asset Management	8.0%
Leisure Facilities & Services	8.0%
Internet Media & Services	5.0%
Automotive	4.4%
Transportation & Logistics	4.3%
Healthcare Facilities & Services	3.7%
Gas & Water Utilities	3.7%
Other/Cash and Equivalents	34.6%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	14.84%	15.84%	13.35%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	14.97%	16.00%	13.38%
S&P 500 Index (b)	20.98%	22.66%	13.59%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2024 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS

April 30, 2024

Percent of
Top 10 Industries	Net Assets
Leisure Facilities & Services	9.6%
Oil & Gas Producers	9.6%
Electric Utilities	7.3%
Food	7.1%
Commercial Support Services	6.8%
Health Care Facilities & Services	6.5%
Biotech and Pharma	6.0%
Entertainment Content	3.5%
Technology Hardware	3.5%
E-Commerce Discretionary	3.4%
Other/Cash and Equivalents	36.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Three Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	21.07%	21.67%	8.83%	7.87%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	21.18%	21.70%	8.84%	7.88%
S&P 500 Index (b)	21.72%	22.76%	9.78%	8.82%
AlphaFactor® US Core Equity Index (c)	20.98%	22.66%	13.19%	12.12%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2024 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS

April 30, 2024

Percent of
Top 10 Industries	Net Assets
Home Construction	7.6%
Insurance	6.9%
Health Care Facilities & Services	6.2%
Oil & Gas Producers	6.0%
Specialty Finance	5.1%
Technology Services	5.0%
Retail Discretionary	4.7%
Apparel & Textile Products	4.4%
Internet Media & Services	4.2%
Asset Management	4.1%
Other/Cash and Equivalents	45.8%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	13.72%	9.49%	13.35%
LeaderShares® Equity Skew ETF - Market Price	13.96%	9.68%	13.38%
S&P 500 Index (b)	20.98%	22.66%	13.59%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.81% per the March 1, 2024 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS

April 30, 2024

Percent of
Top 10 Industries	Net Assets
Software	5.6%
Semiconductors	4.9%
Internet Media & Services	4.4%
Technology Hardware	3.4%
E-Commerce Discretionary	2.1%
Biotech & Pharma	1.3%
Technology Services	1.1%
Automotive	0.7%
Medical Equipment & Devices	0.5%
Retail Discretionary	0.5%
Other/Cash and Equivalents	75.5%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Dynamic Yield ETF
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Dynamic Yield ETF - NAV	5.42%	2.69%	(1.41)%
LeaderShares® Dynamic Yield ETF - Market Price	5.52%	2.56%	(1.46)%
Bloomberg US Aggregate Bond Index (b)	4.97%	(1.47)%	(4.04)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (6/28/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading June 28, 2021.

(b)	The Bloomberg U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgagebacked securities, asset-backed securities and collateralized mortgage-backed securities.

PORTFOLIO ANALYSIS

April 30, 2024

Percent of
Top 10 Industries	Net Assets
U.S. Government & Agencies	46.2%
Banking	6.0%
Telecommunications	5.3%
Cable & Satellite	5.1%
Health Care Facilities & Services	3.9%
Software	3.3%
Oil & Gas Producers	3.1%
Biotech & Pharma	2.9%
Aerospace & Defense	2.6%
Leisure Facilities & Services	2.6%
Other/Cash and Equivalents	19.0%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 3.6%
105,933	Mercury Systems, Inc.(a)	$2,987,311

	ASSET MANAGEMENT - 8.0%
210,471	Invesco Ltd.	2,982,374
96,751	Janus Henderson Group plc	3,020,567
6,349	KKR & Company, Inc.	590,901
		6,593,842
	AUTOMOTIVE - 4.4%
243,176	Dana, Inc.	3,022,678
62,414	Garrett Motion, Inc.(a)	596,678
		3,619,356
	BANKING - 0.7%
42,965	Banc of California, Inc.	588,191

	BEVERAGES - 0.7%
31,487	Primo Water Corporation	594,160

	BIOTECH & PHARMA - 12.3%
342,863	Bausch Health Companies, Inc.(a)	3,003,480
141,486	BioCryst Pharmaceuticals, Inc.(a)	584,337
201,396	Innoviva, Inc.(a)	3,043,094
384,553	Ironwood Pharmaceuticals, Inc.(a)	2,980,286
4,319	Neurocrine Biosciences, Inc.(a)	594,035
		10,205,232
	CHEMICALS - 1.4%
7,009	International Flavors & Fragrances, Inc.	593,312
4,963	Rogers Corporation(a)	591,044
		1,184,356
	COMMERCIAL SUPPORT SERVICES - 3.6%
332,718	Alight, Inc., Class A(a)	3,001,116

	CONSTRUCTION MATERIALS - 0.7%
7,576	Knife River Corporation(a)	592,367

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	ELECTRIC UTILITIES - 3.7%
496,899	Algonquin Power & Utilities Corporation	$3,036,053

	ELECTRICAL EQUIPMENT - 1.4%
9,979	Trimble, Inc.(a)	599,439
6,395	Vertiv Holdings Company	594,735
		1,194,174
	ENGINEERING & CONSTRUCTION - 0.7%
4,128	Jacobs Solutions, Inc.	592,492

	FOOD - 3.7%
81,047	TreeHouse Foods, Inc.(a)	3,043,315

	GAS & WATER UTILITIES - 3.7%
40,812	Southwest Gas Holdings, Inc.	3,045,391

	HEALTH CARE FACILITIES & SERVICES - 3.7%
83,316	Fortrea Holdings, Inc.(a)	3,048,532

	HOME & OFFICE PRODUCTS - 3.7%
381,653	Newell Brands, Inc.	3,030,325

	INDUSTRIAL SUPPORT SERVICES - 0.7%
3,846	WESCO International, Inc.	587,477

	INTERNET MEDIA & SERVICES - 5.0%
24,425	GoDaddy, Inc., Class A(a)	2,989,131
12,384	IAC, Inc.(a)	588,983
2,102	Spotify Technology S.A.(a)	589,485
		4,167,599
	LEISURE FACILITIES & SERVICES — 8.0%
115,439	Bloomin’ Brands, Inc.	2,977,172
188	Chipotle Mexican Grill, Inc.(a)	594,005
39,840	Restaurant Brands International, Inc.	3,021,863
		6,593,040

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	PUBLISHING & BROADCASTING - 1.4%
13,830	New York Times Company (The), Class A	$595,105
24,252	News Corporation, Class B	595,144
		1,190,249
	REAL ESTATE OWNERS & DEVELOPERS - 3.6%
46,351	Howard Hughes Holdings, Inc.(a)	3,020,231

	REAL ESTATE SERVICES - 0.7%
6,786	CBRE Group, Inc., Class A(a)	589,636

	RETAIL - DISCRETIONARY – 8.0%
8,119	Advance Auto Parts, Inc.	592,525
66,814	Bath & Body Works, Inc.	3,034,691
28,480	Freshpet, Inc.(a)	3,020,873
		6,648,089
	SOFTWARE - 1.4%
29,255	Gen Digital, Inc.	589,196
3,108	Paycom Software, Inc.	584,242
		1,173,438
	STEEL - 0.7%
16,256	United States Steel Corporation	593,344

	TECHNOLOGY SERVICES - 8.0%
942,873	Conduent, Inc.(a)	2,970,050
1,971	Corpay, Inc.(a)	595,518
16,617	Insight Enterprises, Inc.(a)	3,033,765
		6,599,333
	TELECOMMUNICATIONS - 2.2%
35,604	DigitalBridge Group, Inc.	585,330
25,355	Frontier Communications Parent, Inc.(a)	586,715
38,277	Telephone and Data Systems, Inc.	599,035
		1,771,080
	TRANSPORTATION & LOGISTICS - 4.3%
7,555	Canadian Pacific Kansas City Ltd.	592,538

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	TRANSPORTATION & LOGISTICS - 4.3% (Continued)
526,179	JetBlue Airways Corporation(a)	$2,988,696
		3,581,234

	TOTAL COMMON STOCKS (Cost $81,901,107)	82,870,963

	TOTAL INVESTMENTS - 100.0% (Cost $81,901,107)	$82,870,963
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	30,975
	NET ASSETS - 100.0%	$82,901,938

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
LEADERSHARES® ACTIVIST LEADERS® ETF
APRIL 30, 2024

Diversification of Assets

Country	% of Net Assets
United States	79.7%
Canada	12.4%
Jersey	3.6%
Bermuda	3.6%
Luxembourg	0.7%
Total	100.0%
Other Assets Less Liabilities - Net	0.0	% (b)
Grand Total	100.0%

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8%
	BIOTECH & PHARMA - 6.0%
90,206	Bristol-Myers Squibb Company	$3,963,652
30,867	Johnson & Johnson	4,463,059
		8,426,711
	CABLE & SATELLITE - 3.1%
112,978	Comcast Corporation, Class A	4,305,592

	CHEMICALS - 3.3%
63,578	DuPont de Nemours, Inc.	4,609,405

	COMMERCIAL SUPPORT SERVICES - 6.8%
726,449	ADT, Inc.	4,721,918
99,526	H&R Block, Inc.	4,700,613
		9,422,531
	E-COMMERCE DISCRETIONARY - 3.4%
92,848	eBay, Inc.	4,785,386

	ELECTRIC UTILITIES - 7.3%
68,138	SEMPRA	4,880,725
70,616	Vistra Corporation	5,355,517
		10,236,242
	ENTERTAINMENT CONTENT - 3.5%
171,741	Fox Corporation, Class B	4,925,531

	FOOD - 7.1%
141,922	Pilgrim’s Pride Corporation(a)	5,112,031
45,894	Post Holdings, Inc.(a)	4,871,648
		9,983,679
	HEALTH CARE FACILITIES & SERVICES - 6.5%
62,272	Centene Corporation(a)	4,549,592
22,415	Laboratory Corp of America Holdings	4,513,709
		9,063,301
	HOUSEHOLD PRODUCTS - 3.2%
54,684	Spectrum Brands Holdings, Inc.	4,476,979

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
109,291	Jefferies Financial Group, Inc.	$4,706,070

	LEISURE FACILITIES & SERVICES - 9.6%
22,854	Hilton Worldwide Holdings, Inc.	4,508,637
19,301	Marriott International, Inc., Class A	4,557,546
100,800	Travel + Leisure Company	4,388,832
		13,455,015
	MACHINERY - 3.3%
11,882	Deere & Company	4,650,734

	OIL & GAS PRODUCERS - 9.6%
81,096	HF Sinclair Corporation	4,399,458
24,419	Marathon Petroleum Corporation	4,437,421
28,797	Valero Energy Corporation	4,603,776
		13,440,655
	PUBLISHING & BROADCASTING - 3.3%
28,316	Nexstar Media Group, Inc.	4,532,259

	RETAIL - DISCRETIONARY - 3.1%
21,854	Dick’s Sporting Goods, Inc.	4,391,343

	SELF-STORAGE REIT - 3.1%
124,729	National Storage Affiliates Trust	4,370,504

	SOFTWARE - 3.3%
124,944	Teradata Corporation(a)	4,635,422

	SPECIALTY FINANCE - 3.2%
219,202	MGIC Investment Corporation	4,445,417

	TECHNOLOGY HARDWARE - 3.5%
37,676	Arrow Electronics, Inc.(a)	4,810,095

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TRANSPORTATION & LOGISTICS - 3.2%
40,056	Expeditors International of Washington, Inc.	$4,458,633

	TOTAL COMMON STOCKS (Cost $131,613,526)	138,131,504

	TOTAL INVESTMENTS - 98.8% (Cost $131,613,526)	$138,131,504
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	1,720,093
	NET ASSETS - 100.0%	$139,851,597

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 0.9%
15,210	Textron, Inc.	$1,286,614

	APPAREL & TEXTILE PRODUCTS - 4.4%
17,206	Carter’s, Inc.	1,177,062
10,245	Crocs, Inc.(a)	1,274,171
1,555	Deckers Outdoor Corporation(a)	1,272,721
10,443	PVH Corporation	1,136,198
7,835	Ralph Lauren Corporation	1,282,120
		6,142,272
	ASSET MANAGEMENT - 4.1%
8,736	Affiliated Managers Group, Inc.	1,363,690
3,327	Ameriprise Financial, Inc.	1,370,025
5,534	LPL Financial Holdings, Inc.	1,489,365
18,771	Stifel Financial Corporation	1,500,179
		5,723,259
	BEVERAGES - 1.9%
4,780	Boston Beer Company, Inc. (The), Class A(a)	1,330,800
21,780	Molson Coors Beverage Company, Class B	1,247,123
		2,577,923
	BIOTECH & PHARMA - 1.9%
89,844	Elanco Animal Health, Inc.(a)	1,182,347
61,345	Exelixis, Inc.(a)	1,439,154
		2,621,501
	CHEMICALS - 1.0%
32,806	Valvoline, Inc.(a)	1,394,911

	COMMERCIAL SUPPORT SERVICES - 1.0%
29,841	H&R Block, Inc.	1,409,390

	CONSTRUCTION MATERIALS - 3.1%
3,725	Carlisle Companies, Inc.	1,446,231
5,425	Eagle Materials, Inc.	1,360,102
8,742	Owens Corning	1,470,492
		4,276,825

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONSUMER SERVICES - 2.0%
10,749	Grand Canyon Education, Inc.(a)	$1,397,585
19,680	Service Corp International	1,411,253
		2,808,838
	DIVERSIFIED INDUSTRIALS - 1.0%
7,100	Honeywell International, Inc.	1,368,383

	ELECTRIC UTILITIES - 2.3%
21,669	NRG Energy, Inc.	1,574,686
21,120	Vistra Corporation	1,601,741
		3,176,427
	ELECTRICAL EQUIPMENT - 2.0%
16,438	A O Smith Corporation	1,361,724
5,459	Acuity Brands, Inc.	1,355,470
		2,717,194
	ENTERTAINMENT CONTENT - 1.0%
11,013	Electronic Arts, Inc.	1,396,669

	FOOD - 1.1%
42,486	Pilgrim’s Pride Corporation(a)	1,530,346

	HEALTH CARE FACILITIES & SERVICES - 6.2%
13,081	Cardinal Health, Inc.	1,347,866
10,622	DaVita, Inc.(a)	1,476,564
4,398	HCA Healthcare, Inc.	1,362,588
2,726	McKesson Corporation	1,464,434
13,935	Tenet Healthcare Corporation(a)	1,564,762
8,011	Universal Health Services, Inc., Class B	1,365,315
		8,581,529
	HOME CONSTRUCTION - 7.6%
11,697	Armstrong World Industries, Inc.	1,343,751
28,873	AZEK Company, Inc. (The)(a)	1,317,764
8,881	DR Horton, Inc.	1,265,454
8,490	Lennar Corporation, Class A	1,287,254
18,628	Masco Corporation	1,275,087

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 7.6% (Continued)
181	NVR, Inc.(a)	$1,346,432
12,146	PulteGroup, Inc.	1,353,306
11,258	Toll Brothers, Inc.	1,340,940
		10,529,988
	HOUSEHOLD PRODUCTS - 1.0%
16,420	Spectrum Brands Holdings, Inc.	1,344,305

	INDUSTRIAL SUPPORT SERVICES - 2.0%
25,695	Core & Main, Inc.(a)	1,450,996
1,442	WW Grainger, Inc.	1,328,587
		2,779,583
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
32,775	Jefferies Financial Group, Inc.	1,411,291
34,749	Lazard, Inc.	1,337,837
		2,749,128
	INSURANCE – 6.9%
17,053	Aflac, Inc.	1,426,483
18,655	American International Group, Inc.	1,404,908
7,769	Assurant, Inc.	1,354,914
38,274	Equitable Holdings, Inc.	1,412,693
14,212	Hartford Financial Services Group, Inc. (The)	1,377,001
47,465	Old Republic International Corporation	1,417,305
5,741	Primerica, Inc.	1,216,288
		9,609,592
	INTERNET MEDIA & SERVICES - 4.2%
9,711	Alphabet, Inc., Class A(a)	1,580,756
405	Booking Holdings, Inc.	1,398,072
12,139	GoDaddy, Inc., Class A(a)	1,485,571
2,422	Netflix, Inc.(a)	1,333,650
		5,798,049
	LEISURE FACILITIES & SERVICES - 4.0%
6,848	Hilton Worldwide Holdings, Inc.	1,350,973
28,326	Las Vegas Sands Corporation	1,256,541
5,787	Marriott International, Inc., Class A	1,366,484

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 4.0% (Continued)
3,982	Wingstop, Inc.	$1,532,235
		5,506,233
	MACHINERY - 1.0%
4,004	Caterpillar, Inc.	1,339,618

	MEDICAL EQUIPMENT & DEVICES - 1.0%
11,058	Zimmer Biomet Holdings, Inc.	1,330,056

	OIL & GAS PRODUCERS - 6.0%
9,112	Cheniere Energy, Inc.	1,438,056
11,496	ConocoPhillips	1,444,127
7,333	Marathon Petroleum Corporation	1,332,553
3,486	Murphy USA, Inc.	1,442,577
9,048	Phillips 66	1,295,764
8,655	Valero Energy Corporation	1,383,675
		8,336,752
	RETAIL - DISCRETIONARY - 4.7%
8,768	AutoNation, Inc.(a)	1,412,962
464	AutoZone, Inc.(a)	1,371,770
6,980	Builders FirstSource, Inc.(a)	1,276,084
1,293	O’Reilly Automotive, Inc.(a)	1,310,145
2,803	Ulta Beauty, Inc.(a)	1,134,767
		6,505,728
	SEMICONDUCTORS - 1.9%
24,012	Azenta, Inc.(a)	1,259,670
1,507	Lam Research Corporation	1,347,875
		2,607,545
	SOFTWARE - 2.9%
122,161	CCC Intelligent Solutions Holdings, Inc.(a)	1,370,646
4,868	Salesforce, Inc.	1,309,200
62,736	SentinelOne, Inc.(a)	1,325,612
		4,005,458
	SPECIALTY FINANCE - 5.1%
6,440	American Express Company	1,507,153

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SPECIALTY FINANCE - 5.1% (Continued)
2,656	Credit Acceptance Corporation(a)	$1,364,440
65,714	MGIC Investment Corporation	1,332,680
66,677	SLM Corporation	1,412,886
33,989	Synchrony Financial	1,494,836
		7,111,995
	STEEL - 1.8%
4,371	Reliance, Inc.	1,244,511
9,908	Steel Dynamics, Inc.	1,289,229
		2,533,740
	TECHNOLOGY HARDWARE - 4.1%
8,543	Apple, Inc.	1,455,129
29,634	Avnet, Inc.	1,448,214
10,873	Jabil, Inc.	1,276,055
13,013	TD SYNNEX Corporation	1,533,452
		5,712,850
	TECHNOLOGY SERVICES - 5.0%
4,753	Corpay, Inc.(a)	1,436,071
9,162	Fiserv, Inc.(a)	1,398,763
6,224	Verisk Analytics, Inc.	1,356,583
5,252	Visa, Inc., Class A	1,410,740
6,146	WEX, Inc.(a)	1,298,404
		6,900,561
	TRANSPORTATION & LOGISTICS – 3.0%
39,512	CSX Corporation	1,312,589
11,983	Expeditors International of Washington, Inc.	1,333,828
12,153	Ryder System, Inc.	1,480,843
		4,127,260

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION EQUIPMENT – 0.9%
17,981	Allison Transmission Holdings, Inc.	$1,322,503

	TOTAL COMMON STOCKS (Cost $123,352,844)	137,163,025

	TOTAL INVESTMENTS - 99.0% (Cost $123,352,844)	$137,163,025
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,398,555
	NET ASSETS - 100.0%	$138,561,580

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1%
	AEROSPACE & DEFENSE - 0.2%
383	Boeing Company (The)(a)	$64,283
88	TransDigm Group, Inc.	109,826
		174,109
	APPAREL & TEXTILE PRODUCTS - 0.1%
40	Deckers Outdoor Corporation(a)	32,739
811	NIKE, Inc., Class B	74,823
		107,562
	ASSET MANAGEMENT - 0.1%
83	Ameriprise Financial, Inc.	34,179
784	Blackstone, Inc.	91,422
		125,601
	AUTOMOTIVE - 0.7%
4,351	Tesla, Inc.(a)	797,451

	BEVERAGES - 0.3%
2,356	Coca-Cola Company	145,529
695	Monster Beverage Corporation(a)	37,148
762	PepsiCo, Inc.	134,043
		316,720
	BIOTECH & PHARMA - 1.3%
1,013	AbbVie, Inc.	164,754
1,229	Eli Lilly & Company	959,971
1,515	Merck & Company, Inc.	195,768
101	Regeneron Pharmaceuticals, Inc.(a)	89,957
260	Vertex Pharmaceuticals, Inc.(a)	102,131
384	Zoetis, Inc.	61,148
		1,573,729
	CHEMICALS - 0.1%
153	Celanese Corporation	23,502
202	Ecolab, Inc.	45,682
182	Sherwin-Williams Company (The)	54,530
		123,714
	COMMERCIAL SUPPORT SERVICES - 0.1%
70	Cintas Corporation	46,084

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.1% (Continued)
181	Republic Services, Inc.	$34,698
270	Waste Management, Inc.	56,165
		136,947
	CONSTRUCTION MATERIALS - 0.1%
65	Martin Marietta Materials, Inc.	38,159
136	Vulcan Materials Company	35,038
		73,197
	DATA CENTER REIT - 0.1%
189	Digital Realty Trust, Inc.	26,229
68	Equinix, Inc.	48,355
		74,584
	DIVERSIFIED INDUSTRIALS - 0.1%
729	General Electric Company	117,967
195	Illinois Tool Works, Inc.	47,601
		165,568
	E-COMMERCE DISCRETIONARY - 2.1%
14,194	Amazon.com, Inc.(a)	2,483,951

	ELECTRIC UTILITIES - 0.0%(b)
228	Constellation Energy Corporation	42,394

	ELECTRICAL EQUIPMENT - 0.2%
172	AMETEK, Inc.	30,042
515	Amphenol Corporation, Class A	62,196
624	Carrier Global Corporation	38,370
544	Fortive Corporation	40,947
185	GE Vernova, LLC(a)	28,436
		199,991
	ENGINEERING & CONSTRUCTION - 0.0%(b)
157	Quanta Services, Inc.	40,594

	FOOD - 0.1%
890	Mondelez International, Inc.	64,027

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
149	HCA Healthcare, Inc.	$46,163
108	IQVIA Holdings, Inc.(a)	25,031
552	UnitedHealth Group, Inc.	267,003
		338,197
	HOME CONSTRUCTION - 0.1%
453	DR Horton, Inc.	64,548
210	Lennar Corporation, Class A	31,840
4	NVR, Inc.(a)	29,755
321	PulteGroup, Inc.	35,766
		161,909
	HOUSEHOLD PRODUCTS - 0.2%
497	Colgate-Palmolive Company	45,684
1,423	Procter & Gamble Company	232,234
		277,918
	INDUSTRIAL SUPPORT SERVICES - 0.1%
450	Fastenal Company	30,573
105	United Rentals, Inc.	70,139
52	WW Grainger, Inc.	47,910
		148,622
	INFRASTRUCTURE REIT - 0.0%(b)
297	American Tower Corporation	50,954

	INSTITUTIONAL FINANCIAL SERVICES - 0.0%(b)
201	CME Group, Inc.	42,138

	INSURANCE - 0.2%
171	Arthur J Gallagher & Company	40,132
396	Marsh & McLennan Companies, Inc.	78,974
456	Progressive Corporation (The)	94,961
		214,067
	INTERNET MEDIA & SERVICES - 4.4%
344	Airbnb, Inc., Class A(a)	54,548
17,021	Alphabet, Inc., Class A(a)	2,770,679
56	Booking Holdings, Inc.	193,314

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	INTERNET MEDIA & SERVICES - 4.4% (Continued)
203	Expedia Group, Inc.(a)	$27,330
3,524	Meta Platforms, Inc., Class A	1,515,919
705	Netflix, Inc.(a)	388,201
3,246	Uber Technologies, Inc.(a)	215,112
		5,165,103
	LEISURE FACILITIES & SERVICES - 0.5%
44	Chipotle Mexican Grill, Inc.(a)	139,022
395	Hilton Worldwide Holdings, Inc.	77,926
387	Marriott International, Inc., Class A	91,382
494	McDonald’s Corporation	134,882
1,033	Starbucks Corporation	91,410
198	Yum! Brands, Inc.	27,968
		562,590
	LEISURE PRODUCTS - 0.0%(b)
114	Axon Enterprise, Inc.(a)	35,757

	MACHINERY - 0.3%
454	Caterpillar, Inc.	151,894
227	Deere & Company	88,850
486	Ingersoll Rand, Inc.	45,354
155	Parker-Hannifin Corporation	84,461
		370,559
	MEDICAL EQUIPMENT & DEVICES - 0.5%
1,250	Boston Scientific Corporation(a)	89,838
372	DexCom, Inc.(a)	47,389
345	Edwards Lifesciences Corporation(a)	29,211
72	IDEXX Laboratories, Inc.(a)	35,479
364	Intuitive Surgical, Inc.(a)	134,906
332	Stryker Corporation	111,718
227	Thermo Fisher Scientific, Inc.	129,099
115	West Pharmaceutical Services, Inc.	41,110
		618,750

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	METALS & MINING - 0.1%
1,069	Freeport-McMoRan, Inc.	$53,386

	OIL & GAS PRODUCERS - 0.5%
1,259	ConocoPhillips	158,156
277	Diamondback Energy, Inc.	55,713
597	EOG Resources, Inc.	78,882
427	Hess Corporation	67,248
313	Marathon Petroleum Corporation	56,878
556	ONEOK, Inc.	43,991
179	Pioneer Natural Resources Company	48,208
345	Targa Resources Corporation	39,351
731	Williams Companies, Inc. (The)	28,041
		576,468
	RETAIL - CONSUMER STAPLES - 0.2%
295	Costco Wholesale Corporation	213,256

	RETAIL - DISCRETIONARY - 0.5%
19	AutoZone, Inc.(a)	56,172
191	Builders FirstSource, Inc.(a)	34,919
574	Home Depot, Inc.	191,842
177	Lululemon Athletica, Inc.(a)	63,826
68	O’Reilly Automotive, Inc.(a)	68,902
519	Ross Stores, Inc.	67,236
1,137	TJX Companies, Inc.	106,980
50	Ulta Beauty, Inc.(a)	20,242
		610,119
	RETAIL REIT - 0.0%(b)
184	Simon Property Group, Inc.	25,858

	SELF-STORAGE REIT - 0.0%(b)
101	Public Storage	26,204

	SEMICONDUCTORS - 4.9%
2,496	Advanced Micro Devices, Inc.(a)	395,316

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	SEMICONDUCTORS - 4.9% (Continued)
441	Analog Devices, Inc.	$88,469
1,319	Applied Materials, Inc.	262,019
696	Broadcom, Inc.	904,989
211	KLA Corporation	145,440
206	Lam Research Corporation	184,248
483	Microchip Technology, Inc.	44,426
75	Monolithic Power Systems, Inc.	50,200
3,957	NVIDIA Corporation	3,418,928
904	QUALCOMM, Inc.	149,928
509	Texas Instruments, Inc.	89,798
		5,733,761
	SOFTWARE - 5.6%
719	Adobe, Inc.(a)	332,775
80	ANSYS, Inc.(a)	25,990
175	Autodesk, Inc.(a)	37,249
435	Cadence Design Systems, Inc.(a)	119,899
986	Fortinet, Inc.(a)	62,295
433	Intuit, Inc.	270,893
11,691	Microsoft Corporation	4,551,658
2,507	Oracle Corporation	285,171
500	Palo Alto Networks, Inc.(a)	145,445
72	Roper Technologies, Inc.	36,825
1,546	Salesforce, Inc.	415,781
327	ServiceNow, Inc.(a)	226,719
245	Synopsys, Inc.(a)	129,995
66	Tyler Technologies, Inc.(a)	30,462
		6,671,157
	SPECIALTY FINANCE - 0.1%
620	American Express Company	145,099
204	Discover Financial Services	25,853
		170,952
	STEEL - 0.0%(b)
240	Nucor Corporation	40,447

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	TECHNOLOGY HARDWARE - 3.4%
22,555	Apple, Inc.	$3,841,794
406	Arista Networks, Inc.(a)	104,163
151	Motorola Solutions, Inc.	51,212
78	Super Micro Computer, Inc.(a)	66,986
		4,064,155
	TECHNOLOGY SERVICES - 1.1%
248	Automatic Data Processing, Inc.	59,989
114	Corpay, Inc.(a)	34,444
273	CoStar Group, Inc.(a)	24,988
40	Fair Isaac Corporation(a)	45,333
487	Fiserv, Inc.(a)	74,350
123	Gartner, Inc.(a)	50,749
924	Mastercard, Inc., Class A	416,909
117	Moody’s Corporation	43,329
71	MSCI, Inc.	33,071
220	S&P Global, Inc.	91,483
125	Verisk Analytics, Inc.	27,245
1,648	Visa, Inc., Class A	442,668
		1,344,558
	TOBACCO & CANNABIS - 0.1%
887	Philip Morris International, Inc.	84,212

	TRANSPORTATION & LOGISTICS - 0.2%
1,516	CSX Corporation	50,362
284	Old Dominion Freight Line, Inc.	51,606
423	Union Pacific Corporation	100,318
		202,286
	TRANSPORTATION EQUIPMENT - 0.1%
596	PACCAR, Inc.	63,242

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.1% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1%
1,359	Copart, Inc.(a)	$73,807

	TOTAL COMMON STOCKS (Cost $35,077,867)	34,440,571

	EXCHANGE-TRADED FUNDS — 70.0%
	EQUITY - 70.0%
541,892	SPDR Portfolio S&P 500 Value ETF	25,989,140
211,751	SPDR S&P 600 Small Cap Growth ETF	17,619,801
490,101	SPDR S&P 600 Small Cap Value ETF	38,017,134
29,533	Vanguard FTSE Emerging Markets ETF	1,245,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,701,188)	82,871,482

	TOTAL INVESTMENTS - 99.1% (Cost $119,779,055)	$117,312,053
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	1,101,081
	NET ASSETS - 100.0%	$118,413,134

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7%
	AEROSPACE & DEFENSE — 2.6%
160,000	Boeing Company (The)		4.8750	05/01/25	$158,032
171,000	Boeing Company (The)		2.1960	02/04/26	159,536
160,000	Boeing Company (The)		5.1500	05/01/30	151,693
161,000	Boeing Company (The)		5.7050	05/01/40	146,184
162,000	Boeing Company (The)		5.8050	05/01/50	143,388
164,000	Boeing Company (The)		5.9300	05/01/60	143,560
143,000	Bombardier, Inc.(a)		7.8750	04/15/27	143,107
167,000	RTX Corporation		4.1250	11/16/28	158,735
188,000	RTX Corporation		4.5000	06/01/42	159,773
181,000	TransDigm, Inc.		5.5000	11/15/27	176,049
173,000	TransDigm, Inc.(a)		6.7500	08/15/28	174,536
173,000	TransDigm, Inc.(a)		6.8750	12/15/30	174,483
					1,889,076
	AUTOMOTIVE — 0.5%
172,000	Clarios Global, L.P. / Clarios US Finance Company(a)		8.5000	05/15/27	172,085
214,000	Tenneco, Inc.(a)		8.0000	11/17/28	200,176
					372,261
	BANKING — 6.0%
177,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	162,370
174,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	161,276
169,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	160,293
173,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	160,812
194,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	163,269
199,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	164,076
236,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	159,608
221,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	162,577
206,000	Bank of America Corporation B(b)	TSFR3M + 3.412%	4.0830	03/20/51	159,528
164,000	Citigroup, Inc.(b)	SOFRRATE + 2.842%	3.1060	04/08/26	159,827
166,000	Citigroup, Inc.		4.4500	09/29/27	159,947
169,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	157,727
191,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	159,853
168,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.850%	2.0830	04/22/26	162,008
176,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	162,452
186,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	161,293

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	BANKING — 6.0% (Continued)
168,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	$159,183
198,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	163,212
148,000	JPMorgan Chase & Company		6.4000	05/15/38	159,741
205,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	157,578
229,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	155,873
169,000	Wells Fargo & Company		3.0000	04/22/26	161,302
170,000	Wells Fargo & Company		3.0000	10/23/26	159,952
178,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	161,869
187,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	162,304
228,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	162,416
180,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	159,949
					4,340,295
	BEVERAGES — 0.9%
167,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	155,569
172,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	154,818
159,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	156,401
160,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	157,614
					624,402
	BIOTECH & PHARMA — 2.9%
164,000	AbbVie, Inc.		2.6000	11/21/24	161,410
163,000	AbbVie, Inc.		3.6000	05/14/25	159,952
168,000	AbbVie, Inc.		2.9500	11/21/26	158,650
176,000	AbbVie, Inc.		3.2000	11/21/29	158,735
187,000	AbbVie, Inc.		4.0500	11/21/39	158,538
191,000	AbbVie, Inc.		4.2500	11/21/49	156,132
188,000	Amgen, Inc.		4.6630	06/15/51	156,622
146,000	AstraZeneca plc		6.4500	09/15/37	158,811
201,000	Bausch Health Companies, Inc.(a)		5.5000	11/01/25	187,479
172,000	Bristol-Myers Squibb Company		3.4000	07/26/29	157,718
195,000	Bristol-Myers Squibb Company		4.2500	10/26/49	156,245
146,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	157,832
136,000	Pfizer, Inc.		7.2000	03/15/39	156,749
					2,084,873

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	CABLE & SATELLITE — 5.1%
182,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	$171,009
185,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	168,715
189,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	167,169
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	166,287
200,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	166,649
204,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	165,909
210,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	165,161
214,000	CCO Holdings, LLC / CCO Holdings Capital		4.5000	05/01/32	165,238
220,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	06/01/33	165,627
227,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	01/15/34	164,807
165,000	Comcast Corporation		4.1500	10/15/28	158,099
175,000	Comcast Corporation		4.6000	10/15/38	156,057
180,000	Comcast Corporation		4.7000	10/15/48	155,635
256,000	Comcast Corporation		2.8870	11/01/51	155,217
264,000	Comcast Corporation		2.9370	11/01/56	154,056
194,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(a)		5.8750	08/15/27	181,003
205,000	DISH DBS Corporation		5.8750	11/15/24	192,889
225,000	DISH DBS Corporation(a)		5.2500	12/01/26	177,451
241,000	DISH DBS Corporation(a)		5.7500	12/01/28	163,232
180,000	DISH Network Corporation(a)		11.7500	11/15/27	181,966
182,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	172,047
196,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	175,187
					3,689,410
	COMMERCIAL SUPPORT SERVICES — 0.3%
179,000	Allied Universal Holdco, LLC / Allied Universal(a)		6.6250	07/15/26	178,725

	CONSTRUCTION MATERIALS — 0.3%
200,000	Standard Industries, Inc.(a)		4.3750	07/15/30	177,340

	CONTAINERS & PACKAGING — 0.2%
174,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	175,177

	DIVERSIFIED INDUSTRIALS — 0.2%
147,000	General Electric Company		6.7500	03/15/32	158,812

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	E-COMMERCE DISCRETIONARY — 0.4%
168,000	Amazon.com, Inc.		3.1500	08/22/27	$158,193
189,000	Amazon.com, Inc.		4.0500	08/22/47	154,344
					312,537
	ELECTRIC UTILITIES — 0.2%
183,000	FirstEnergy Corporation		4.1500	07/15/27	172,586

	ELECTRICAL EQUIPMENT — 0.7%
174,000	Emerald Debt Merger Sub, LLC(a)		6.6250	12/15/30	172,805
173,000	WESCO Distribution, Inc.(a)		7.1250	06/15/25	173,281
170,000	WESCO Distribution, Inc.(a)		7.2500	06/15/28	172,839
					518,925
	ENGINEERING & CONSTRUCTION — 0.3%
167,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	179,553

	ENTERTAINMENT CONTENT — 0.2%
176,000	Univision Communications, Inc.(a)		6.6250	06/01/27	170,050

	FOOD — 1.8%
168,000	Kraft Heinz Foods Company		3.0000	06/01/26	160,303
166,000	Kraft Heinz Foods Company		3.8750	05/15/27	159,185
171,000	Kraft Heinz Foods Company		4.2500	03/01/31	159,637
147,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	162,541
177,000	Kraft Heinz Foods Company		5.0000	06/04/42	158,133
175,000	Kraft Heinz Foods Company		5.2000	07/15/45	157,817
198,000	Kraft Heinz Foods Company		4.3750	06/01/46	158,922
182,000	Kraft Heinz Foods Company		4.8750	10/01/49	156,263
					1,272,801
	HEALTH CARE FACILITIES & SERVICES — 3.9%
180,000	CHS/Community Health Systems, Inc.(a)		8.0000	03/15/26	179,361
197,000	CHS/Community Health Systems, Inc.(a)		5.6250	03/15/27	180,573
165,000	Cigna Group (The)		4.3750	10/15/28	157,780
181,000	Cigna Group (The)		4.9000	12/15/48	155,573
164,000	CVS Health Corporation		4.3000	03/25/28	157,294

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.9% (Continued)
178,000	CVS Health Corporation		4.7800	03/25/38	$156,717
180,000	CVS Health Corporation		5.1250	07/20/45	156,573
183,000	CVS Health Corporation		5.0500	03/25/48	156,174
208,000	DaVita, Inc.(a)		4.6250	06/01/30	182,598
160,000	HCA, Inc.		5.3750	02/01/25	159,316
158,000	HCA, Inc.		5.8750	02/15/26	158,082
163,000	HCA, Inc.		5.6250	09/01/28	162,430
182,000	HCA, Inc.		3.5000	09/01/30	160,415
174,000	Tenet Healthcare Corporation		6.2500	02/01/27	173,605
181,000	Tenet Healthcare Corporation		5.1250	11/01/27	175,532
179,000	Tenet Healthcare Corporation		6.1250	10/01/28	177,161
178,000	Tenet Healthcare Corporation		6.1250	06/15/30	174,527
					2,823,711
	HOME & OFFICE PRODUCTS — 0.3%
180,000	Newell Brands, Inc.		5.2000	04/01/26	177,381

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
170,000	Chart Industries, Inc.(a)		7.5000	01/01/30	174,253

	INDUSTRIAL SUPPORT SERVICES — 0.2%
181,000	United Rentals North America, Inc.		4.8750	01/15/28	173,873

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
163,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	159,842
167,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	158,446
196,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	160,592
153,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	161,712
154,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	160,811
164,000	Morgan Stanley		3.8750	01/27/26	159,342
177,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	163,229
168,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	159,781
191,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	163,606
					1,447,361

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	INSURANCE — 0.2%
169,000	HUB International Ltd.(a)		7.2500	06/15/30	$171,595

	INTERNET MEDIA & SERVICES — 0.5%
170,000	Uber Technologies, Inc.(a)		8.0000	11/01/26	171,444
189,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	176,474
					347,918
	LEISURE FACILITIES & SERVICES — 2.6%
189,000	BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	174,634
170,000	Caesars Entertainment, Inc.(a)		8.1250	07/01/27	172,381
173,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	174,151
172,000	Carnival Corporation(a)		7.6250	03/01/26	173,577
183,000	Carnival Corporation(a)		5.7500	03/01/27	179,366
193,000	Carnival Corporation(a)		4.0000	08/01/28	177,187
189,000	Carnival Corporation(a)		6.0000	05/01/29	183,261
158,000	Carnival Holdings Bermuda Ltd.(a)		10.3750	05/01/28	171,414
204,000	New Red Finance, Inc.(a)		4.0000	10/15/30	176,303
182,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	177,322
147,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital(a)		5.5000	03/01/25	146,922
					1,906,518
	MEDICAL EQUIPMENT & DEVICES — 1.2%
165,000	Abbott Laboratories		4.9000	11/30/46	151,550
186,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	173,825
169,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	174,493
197,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	177,003
193,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	179,830
					856,701
	METALS & MINING — 0.5%
178,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	163,777
192,000	Novelis Corporation(a)		4.7500	01/30/30	175,853
					339,630
	OIL & GAS PRODUCERS — 3.1%
198,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	176,853
168,000	Civitas Resources, Inc.(a)		8.3750	07/01/28	175,462
167,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	177,349

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	OIL & GAS PRODUCERS — 3.1% (Continued)
146,000	ConocoPhillips		6.5000	02/01/39	$158,629
214,000	ConocoPhillips Company		4.0250	03/15/62	157,934
164,000	Continental Resources Inc.(a)		5.7500	01/15/31	160,576
183,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	175,381
147,000	Shell International Finance BV		6.3750	12/15/38	158,909
186,000	Shell International Finance BV		4.3750	05/11/45	155,925
174,000	Venture Global LNG, Inc.(a)		8.1250	06/01/28	178,061
167,000	Venture Global LNG, Inc.(a)		9.5000	02/01/29	179,650
176,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	180,752
169,000	Venture Global LNG, Inc.(a)		9.8750	02/01/32	180,387
					2,215,868
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
167,000	Weatherford International Ltd.(a)		8.6250	04/30/30	173,769

	PUBLISHING & BROADCASTING — 0.2%
184,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	173,132

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
185,000	SBA Communications Corporation		3.8750	02/15/27	174,051
201,000	SBA Communications Corporation		3.1250	02/01/29	175,254
176,000	Uniti Group, L.P. / Uniti Group Finance, Inc.(a)		10.5000	02/15/28	182,464
					531,769
	RETAIL - DISCRETIONARY — 0.5%
152,000	Home Depot, Inc. (The)		5.8750	12/16/36	157,573
198,000	Staples, Inc.(a)		7.5000	04/15/26	192,740
					350,313
	SEMICONDUCTORS — 0.5%
208,000	Broadcom, Inc.(a)		3.1370	11/15/35	161,731
212,000	Broadcom, Inc.(a)		3.1870	11/15/36	162,712
					324,443
	SOFTWARE — 3.3%
194,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	187,006
202,000	Condor Merger Sub, Inc.(a)		7.3750	02/15/30	187,339
169,000	Microsoft Corporation		2.4000	08/08/26	159,229

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	SOFTWARE — 3.3% (Continued)
165,000	Microsoft Corporation		3.3000	02/06/27	$158,079
250,000	Microsoft Corporation		2.5250	06/01/50	153,075
231,000	Microsoft Corporation		2.9210	03/17/52	152,282
256,000	Microsoft Corporation		2.6750	06/01/60	150,388
202,000	Minerva Merger Sub, Inc.(a)		6.5000	02/15/30	182,048
166,000	Oracle Corporation		2.5000	04/01/25	161,200
229,000	Oracle Corporation		3.6000	04/01/50	154,926
233,000	Oracle Corporation		3.8500	04/01/60	155,068
189,000	Picard Midco, Inc.(a)		6.5000	03/31/29	179,264
179,000	SS&C Technologies, Inc.(a)		5.5000	09/30/27	174,137
227,000	Veritas US, Inc.(a)		7.5000	09/01/25	206,300
					2,360,341
	SPECIALTY FINANCE — 0.2%
172,000	OneMain Finance Corporation		7.1250	03/15/26	174,101

	TECHNOLOGY HARDWARE — 1.5%
164,000	Apple, Inc.		3.2500	02/23/26	158,473
188,000	Apple, Inc.		3.8500	05/04/43	154,071
168,000	Apple, Inc.		4.6500	02/23/46	151,228
116,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	116,695
192,000	Imola Merger Corporation(a)		4.7500	05/15/29	176,855
167,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	177,656
180,000	Western Digital Corporation		4.7500	02/15/26	175,100
					1,110,078
	TECHNOLOGY SERVICES — 0.7%
187,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	176,905
165,000	Visa, Inc.		3.1500	12/14/25	159,895
180,000	Visa, Inc.		4.3000	12/14/45	152,554
					489,354
	TELECOMMUNICATIONS — 5.3%
166,000	AT&T, Inc.		4.3500	03/01/29	158,438
168,000	AT&T, Inc.		4.3000	02/15/30	158,062
208,000	AT&T, Inc.		2.5500	12/01/33	160,774
241,000	AT&T, Inc.		3.5000	09/15/53	158,910

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	TELECOMMUNICATIONS — 5.3% (Continued)
242,000	AT&T, Inc.		3.5500	09/15/55	$157,979
234,000	AT&T, Inc.		3.8000	12/01/57	158,260
243,000	AT&T, Inc.		3.6500	09/15/59	157,766
133,000	British Telecommunications plc		9.6250	12/15/30	158,908
137,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	157,937
195,000	Frontier Communications Corporation(a)		5.0000	05/01/28	179,418
188,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	179,808
133,000	Orange S.A.		9.0000	03/01/31	157,217
164,000	Verizon Communications, Inc.		4.1250	03/16/27	158,766
165,000	Verizon Communications, Inc.		4.3290	09/21/28	158,162
170,000	Verizon Communications, Inc.		4.0160	12/03/29	158,432
194,000	Verizon Communications, Inc.		2.5500	03/21/31	161,128
171,000	Verizon Communications, Inc.		4.5000	08/10/33	157,988
215,000	Verizon Communications, Inc.		3.4000	03/22/41	160,024
179,000	Verizon Communications, Inc.		4.8620	08/21/46	158,204
227,000	Verizon Communications, Inc.		3.5500	03/22/51	158,485
225,000	Verizon Communications, Inc.		3.7000	03/22/61	153,647
162,000	Vodafone Group plc		4.3750	05/30/28	157,133
176,000	Vodafone Group plc		5.2500	05/30/48	158,698
171,000	Vodafone Group plc(b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	174,381
					3,858,525
	TOBACCO & CANNABIS — 0.2%
170,000	BAT Capital Corporation		3.5570	08/15/27	159,483

	TRANSPORTATION & LOGISTICS — 1.1%
110,329	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	109,133
182,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	176,470
159,000	Delta Air Lines, Inc.		7.3750	01/15/26	162,699
183,000	United Airlines, Inc.(a)		4.3750	04/15/26	176,099
196,000	United Airlines, Inc.(a)		4.6250	04/15/29	181,087
					805,488
	TOTAL CORPORATE BONDS (Cost $40,200,861)				37,462,428

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.2%
	U.S. TREASURY BILLS — 41.3%
15,275,000	United States Treasury Bill(c)	4.7700	05/09/24	$15,257,103
5,075,000	United States Treasury Bill(c)	5.1900	05/30/24	5,053,455
9,650,000	United States Treasury Bill(c)	5.3000	07/05/24	9,558,352
				29,868,910
	U.S. TREASURY NOTES — 4.9%
3,447,000	United States Treasury Note	1.5000	02/15/25	3,344,931
104,000	United States Treasury Note	1.6250	05/15/31	85,095
97,000	United States Treasury Note	2.2500	05/15/41	67,563
94,000	United States Treasury Note	2.3750	05/15/51	59,271
				3,556,860

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,595,047)			33,425,770

	TOTAL INVESTMENTS - 97.9% (Cost $73,795,908)			$70,888,198
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%			1,539,669
	NET ASSETS - 100.0%			$72,427,867

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	Term Secured Overnight Financing Rate (SOFR) 3 month

USD SWAP SEMI 30/360 5YR	USD Swap Semi 30/360 5 Year

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $14,293,904 or 19.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2024.

(c)	Zero coupon bond. Rate disclosed is the current yield as of April 30, 2024.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
ASSETS
Investment securities:
Investments, at cost	$81,901,107	$131,613,526	$123,352,844	$119,779,055	$73,795,908
Investments, at fair value	$82,870,963	$138,131,504	$137,163,025	$117,312,053	$70,888,198
Cash	982,633	1,771,462	1,452,948	1,190,000	1,302,178
Receivable for investments sold	1,718,343	914,063	917,626	—	—
Dividends and interest receivable	43,653	79,619	42,828	9,484	554,393
TOTAL ASSETS	85,615,592	140,896,648	139,576,427	118,511,537	72,744,769

LIABILITIES
Payable for investments purchased	2,233,029	—	—	—	—
Payable for capital shares redeemed	425,905	925,510	932,374	32,532	—
Investment advisory fees payable	54,720	119,541	82,473	65,871	36,427
Dividends payable	—	—	—	—	280,475
TOTAL LIABILITIES	2,713,654	1,045,051	1,014,847	98,403	316,902
NET ASSETS	$82,901,938	$139,851,597	$138,561,580	$118,413,134	$72,427,867

Net Assets Consist Of:
Paid in capital	$106,696,368	$159,476,420	$149,236,045	$141,752,264	$82,456,765
Accumulated deficit	(23,794,430)	(19,624,823)	(10,674,465)	(23,339,130)	(10,028,898)
NET ASSETS	$82,901,938	$139,851,597	$138,561,580	$118,413,134	$72,427,867

Net Asset Value Per Share:
Net Assets	$82,901,938	$139,851,597	$138,561,580	$118,413,134	$72,427,867
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,525,000	3,825,000	3,775,000	3,800,000	3,250,000
Net asset value (Net Assets ÷ Shares Outstanding)	$32.83	$36.56	$36.71	$31.16	$22.29

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2024

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
INVESTMENT INCOME
Dividends	$772,889	$1,602,856	$958,007	$1,384,439	$—
Interest	25,857	253,105	30,536	26,371	1,929,636
Less: Foreign withholding expense	(26,420)	(5,808)	—	—	—
TOTAL INVESTMENT INCOME	772,326	1,850,153	988,543	1,410,810	1,929,636

EXPENSES
Investment advisory fees	323,282	716,062	547,415	475,389	284,426
TOTAL EXPENSES	323,282	716,062	547,415	475,389	284,426
NET INVESTMENT INCOME	449,044	1,134,091	441,128	935,421	1,645,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,902,001)	(1,049,444)	(2,330,864)	(798,201)	(3,666,854)
In-kind redemptions	7,267,968	12,410,391	20,296,156	15,411,945	(519,652)
Realized gain (loss) on investments	3,365,967	11,360,947	17,965,292	14,613,744	(4,186,506)
Change in unrealized appreciation on:
Investments	11,531,388	6,521,689	9,508,520	1,041,935	6,851,026

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,897,355	17,882,636	27,473,812	15,655,679	2,664,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,346,399	$19,016,727	$27,914,940	$16,591,100	$4,309,730

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$449,044	$1,002,457
Net realized loss on investments	(3,902,001)	(15,585,791)
Net realized gain on in-kind redemptions	7,267,968	13,363,512
Unrealized appreciation (depreciation) on investments	11,531,388	(2,174,800)
Net increase (decrease) in net assets resulting from operations	15,346,399	(3,394,622)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,076,375)	(243,068)
Net decrease in net assets resulting from distributions to shareholders	(1,076,375)	(243,068)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,158,944	76,050,884
Cost of shares redeemed	(47,063,651)	(67,131,486)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(18,904,707)	8,919,398

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,634,683)	5,281,708

NET ASSETS
Beginning of Period	87,536,621	82,254,913
End of Period	$82,901,938	$87,536,621

SHARE ACTIVITY
Shares sold	850,000	2,425,000
Shares redeemed	(1,475,000)	(2,125,000)
Net increase (decrease) in shares of beneficial interest outstanding	(625,000)	300,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,134,091	$2,502,084
Net realized loss on investments	(1,049,444)	(17,207,554)
Net realized gain on in-kind redemptions	12,410,391	16,621,389
Unrealized appreciation (depreciation) on investments	6,521,689	(3,554,782)
Net increase (decrease) in net assets resulting from operations	19,016,727	(1,638,863)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(2,646,456)	(596,625)
Net decrease in net assets resulting from distributions to shareholders	(2,646,456)	(596,625)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	109,097,133	210,728,219
Cost of shares redeemed	(172,070,099)	(179,523,658)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(62,972,966)	31,204,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,602,695)	28,969,073

NET ASSETS
Beginning of Period	186,454,292	157,485,219
End of Period	$139,851,597	$186,454,292

SHARE ACTIVITY
Shares sold	3,125,000	6,525,000
Shares redeemed	(5,050,000)	(5,550,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,925,000)	975,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$441,128	$1,368,515
Net realized loss on investments	(2,330,864)	(11,918,281)
Net realized gain on in-kind redemptions	20,296,156	19,366,208
Unrealized appreciation (depreciation) on investments	9,508,520	(5,982,151)
Net increase in net assets resulting from operations	27,914,940	2,834,291

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,243,170)	(502,425)
Net decrease in net assets resulting from distributions to shareholders	(1,243,170)	(502,425)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	88,073,534	141,748,704
Cost of shares redeemed	(131,363,678)	(135,285,199)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(43,290,144)	6,463,505

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,618,374)	8,795,371

NET ASSETS
Beginning of Period	155,179,954	146,384,583
End of Period	$138,561,580	$155,179,954

SHARE ACTIVITY
Shares sold	2,375,000	4,600,000
Shares redeemed	(3,675,000)	(4,375,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,300,000)	225,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$935,421	$1,229,109
Net realized loss on investments	(798,201)	(14,628,955)
Net realized gain on in-kind redemptions	15,411,945	9,761,192
Unrealized appreciation (depreciation) on investments	1,041,935	1,009,043
Net increase (decrease) in net assets resulting from operations	16,591,100	(2,629,611)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,535,565)	(480,938)
Net decrease in net assets resulting from distributions to shareholders	(1,535,565)	(480,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	126,992,162	135,827,916
Cost of shares redeemed	(157,446,706)	(115,722,042)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(30,454,544)	20,105,874

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,399,009)	16,995,325

NET ASSETS
Beginning of Period	133,812,143	116,816,818
End of Period	$118,413,134	$133,812,143

SHARE ACTIVITY
Shares sold	3,975,000	4,700,000
Shares redeemed	(5,000,000)	(4,000,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,025,000)	700,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,645,210	$3,267,525
Net realized loss on investments	(3,666,854)	—
Net realized loss on in-kind redemptions	(519,652)	(358,853)
Unrealized appreciation (depreciation) on investments	6,851,026	(70,568)
Net increase in net assets resulting from operations	4,309,730	2,838,104

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,589,015)	(3,214,975)
Net decrease in net assets resulting from distributions to shareholders	(1,589,015)	(3,214,975)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	17,822,910
Cost of shares redeemed	(18,809,242)	(18,582,377)
Net decrease in net assets resulting from shares of beneficial interest	(18,809,242)	(759,467)

TOTAL DECREASE IN NET ASSETS	(16,088,527)	(1,136,338)

NET ASSETS
Beginning of Period	88,516,394	89,652,732
End of Period	$72,427,867	$88,516,394

SHARE ACTIVITY
Shares sold	—	800,000
Shares redeemed	(850,000)	(850,000)
Net decrease in shares of beneficial interest outstanding	(850,000)	(50,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 *
	(Unaudited)
Net asset value, beginning of year/period	$27.79		$28.86	$38.48	$24.29	$25.00

Activity from investment operations:
Net investment income (loss) (1)	0.17		0.33	0.15	0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	5.27		(1.32)	(6.98)	14.21	(0.71)
Total from investment operations	5.44		(0.99)	(6.83)	14.22	(0.71)

Less distributions from:
Net investment income	(0.40)		(0.08)	(0.36)	(0.03)	—
Return of capital	—		—	(2.43)	—	—
Total distributions	(0.40)		(0.08)	(2.79)	(0.03)	—

Net asset value, end of year/period	$32.83		$27.79	$28.86	$38.48	$24.29

Market price, end of year/period	$32.85		$27.81	$28.90	$38.49	$24.30

Total return (2)	19.57	% (4)	(3.43)%	(19.11)%	58.60%	(2.84	)% (4)

Net assets, at end of year/period (000s)	$82,902		$87,537	$82,255	$76,961	$42,513

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	1.04	% (3)	1.07%	0.45%	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	40	% (4)	89%	67%	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$32.43		$32.98	$35.11	$24.09	$25.00

Activity from investment operations:
Net investment income (1)	0.27		0.44	0.49	0.51	0.03
Net realized and unrealized gain (loss) on investments	4.50		(0.88)	(1.40)	10.60	(0.94)
Total from investment operations	4.77		(0.44)	(0.91)	11.11	(0.91)

Less distributions from:
Net investment income	(0.64)		(0.11)	(0.88)	(0.09)	—
Return of capital	—		—	(0.34)	—	—
Total distributions	(0.64)		(0.11)	(1.22)	(0.09)	—

Net asset value, end of year/period	$36.56		$32.43	$32.98	$35.11	$24.09

Market price, end of year/period	$36.59		$32.42	$32.93	$35.13	$24.10

Total return (2)	14.84	% (4)	(1.32)%	(2.76)%	46.20%	3.64	% (4)

Net assets, at end of year/period (000s)	$139,852		$186,454	$157,485	$128,144	$47,571

Ratio of expenses to average net assets	0.99	% (3)	0.99%	0.99%	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.57	% (3)	1.33%	1.48%	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	200	% (4)	192%	229%	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net asset value, beginning of year/period	$30.58		$30.18	$33.72	$24.72	$25.44	$22.85

Activity from investment operations:
Net investment income (1)	0.11		0.27	0.27	0.11	0.17	0.18
Net realized and unrealized gain (loss) on investments	6.31		0.23	(3.56)	8.99	(0.71)	2.58
Total from investment operations	6.42		0.50	(3.29)	9.10	(0.54)	2.76

Less distributions from:
Net investment income	(0.29)		(0.10)	(0.25)	(0.10)	(0.18)	(0.17)
Return of capital	—		—	—	—	(0.00)*	—
Total distributions	(0.29)		(0.10)	(0.25)	(0.10)	(0.18)	(0.17)

Net asset value, end of year/period	$36.71		$30.58	$30.18	$33.72	$24.72	$25.44

Market price, end of year/period	$36.72		$30.56	$30.20	$33.78	$24.72	$25.45

Total return (2)	21.07	% (4)	1.66%	(9.76)%	36.84%	(2.09)%	12.16%

Net assets, at end of year/period (000s)	$138,562		$155,180	$146,385	$123,093	$73,540	$74,412

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.60	% (3)	0.85%	0.88%	0.35%	0.70%	0.77%
Portfolio Turnover Rate (5)	69	% (4)	136%	150%	177%	181%	193%

*	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$27.73		$28.32	$37.34	$28.06	$25.00

Activity from investment operations:
Net investment income (1)	0.23		0.27	0.30	0.28	0.09
Net realized and unrealized gain (loss) on investments	3.57		(0.75)	(6.31)	10.67	2.97
Total from investment operations	3.80		(0.48)	(6.01)	10.95	3.06

Less distributions from:
Net investment income	(0.37)		(0.11)	(0.46)	(0.26)	—
Net realized gains	—		—	—	(1.41)	—
Return of capital	—		—	(2.55)	—	—
Total distributions	(0.37)		(0.11)	(3.01)	(1.67)	—

Net asset value, end of year/period	$31.16		$27.73	$28.32	$37.34	$28.06

Market price, end of year/period	$31.18		$27.69	$28.27	$37.41	$27.83

Total return (2)	13.72	% (4)	(1.69)%	(17.47)%	40.17%	12.24	% (4)

Net assets, at end of year/period (000s)	$118,413		$133,812	$116,817	$105,478	$54,020

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	1.48	% (3)	0.92%	0.95%	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	72	% (4)	143%	184%	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021 *
	(Unaudited)
Net asset value, beginning of year/period	$21.59		$21.60	$25.07	$25.00

Activity from investment operations:
Net investment income (1)	0.48		0.72	0.36	0.18
Net realized and unrealized gain (loss) on investments	0.69		(0.03)	(3.46)	0.04
Total from investment operations	1.17		0.69	(3.10)	0.22

Less distributions from:
Net investment income	(0.47)		(0.70)	(0.36)	(0.15)
Net realized gains	—		—	(0.01)	—
Total distributions	(0.47)		(0.70)	(0.37)	(0.15)

Net asset value, end of year/period	$22.29		$21.59	$21.60	$25.07

Market price, end of year/period	$22.26		$21.54	$21.61	$25.12

Total return (2)	5.42	% (4)	3.17%	(12.45)%	0.88	% (4)

Net assets, at end of year/period (000s)	$72,428		$88,516	$89,653	$71,461

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	4.33	% (3)	3.23%	1.58%	2.11	% (3)
Portfolio Turnover Rate (5)	45	% (4)	0%	66%	6	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024, for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$82,870,963	$—	$—	$82,870,963
Total	$82,870,963	$—	$—	$82,870,963

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$138,131,504	$—	$—	$138,131,504
Total	138,131,504	—	$—	$138,131,504

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$137,163,025	$—	$—	$137,163,025
Total	$137,163,025	$—	$—	$137,163,025

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,440,571	$—	$—	$34,440,571
Exchange-Traded Funds	82,871,482	—	—	82,871,482
Total	$117,312,053	$—	$—	$117,312,053

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$37,462,428	$—	$37,462,428
U.S. Government & Agencies	—	33,425,770	—	33,425,770
Total	$—	$70,888,198	$—	$70,888,198

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at April 30, 2024, and there were no options transactions for the six months ended April 30, 2024.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023 or expected to be taken in the Funds’ October 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$36,364,155	$—	$35,943,939	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	266,618,473	—	136,784,437	184,312,956
LeaderShares® AlphaFactor® US Core Equity ETF	108,527,249	—	110,020,041	—
LeaderShares® Equity Skew ETF	102,116,097	—	111,391,426	—
LeaderShares® Dynamic Yield ETF	18,413,384	58,036,587	18,675,977	64,553,891

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$28,084,317	$—	$47,189,480	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	110,353,214	—	119,928,741	—
LeaderShares® AlphaFactor® US Core Equity ETF	86,702,239	—	129,120,046	—
LeaderShares® Equity Skew ETF	132,013,214	—	153,529,344	—
LeaderShares® Dynamic Yield ETF	—	—	8,733,993	3,224,304

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares ® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75% respectively of each Funds’ average daily net assets. For the six months ended April 30, 2024 the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders® ETF	$323,282
LeaderShares® AlphaFactor® Tactical Focused ETF	716,062
LeaderShares® AlphaFactor® US Core Equity ETF	547,415
LeaderShares® Equity Skew ETF	475,389
LeaderShares® Dynamic Yield ETF	284,426

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the advisor on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Advisor on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Advisor or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor on behalf of the Funds.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2024, was as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Appreciation	Depreciation	App/Dep
LeaderShares® Activist Leaders® ETF	$83,118,544	$7,024,261	$(7,271,842)	$(247,581)
LeaderShares® AlphaFactor® Tactical Focused ETF	140,839,669	11,309,891	(14,018,056)	(2,708,165)
LeaderShares® AlphaFactor® US Core Equity ETF	123,329,941	19,084,632	(5,251,548)	13,833,084
LeaderShares® Equity Skew ETF	119,777,642	1,138,546	(3,604,135)	(2,465,589)
LeaderShares® Dynamic Yield ETF	73,802,256	207,532	(3,121,590)	(2,914,058)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2023 and October 31, 2022 was as follows:

For the period ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$243,068	$—	$—	$—	$243,068
LeaderShares® AlphaFactor Tactical Focused ETF	596,625	—	—	—	596,625
LeaderShares® AlphaFactor® US Core Equity ETF	502,425	—	—	—	502,425
LeaderShares® Equity Skew ETF	480,938	—	—	—	480,938
LeaderShares® Dynamic Yield ETF	3,214,975	—	—	—	3,214,975

For the period ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$730,514	$—	$4,972,381	$—	$5,702,895
LeaderShares® AlphaFactor Tactical Focused ETF	3,387,401	—	1,296,694	—	4,684,095
LeaderShares® AlphaFactor® US Core Equity ETF	1,093,305	—	—	—	1,093,305
LeaderShares® Equity Skew ETF	1,347,897	—	7,449,169	—	8,797,066
LeaderShares® Dynamic Yield ETF	1,343,205	—	—	—	1,343,205

As of October 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$751,040	$—	$—	$(27,036,525)	$—	$(11,778,969)	$(38,064,454)
LeaderShares® AlphaFactor® Tactical Focused ETF	1,905,459	—	—	(28,670,699)	—	(9,229,854)	(35,995,094)
LeaderShares® AlphaFactor® US Core Equity ETF	900,407	—	—	(42,571,206)	—	4,324,564	(37,346,235)
LeaderShares® Equity Skew ETF	744,231	—	—	(35,631,372)	—	(3,507,524)	(38,394,665)
LeaderShares® Dynamic Yield ETF	109,237	—	—	(3,093,766)	—	(9,765,084)	(12,749,613)

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification and adjustments for C-Corps.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
LeaderShares®Activist Leaders ETF	19,456,828	7,579,697	27,036,525	—
LeaderShares® AlphaFactor® Tactical Focused ETF	28,670,699	—	28,670,699	—
LeaderShares® AlphaFactor® US Core Equity ETF	39,904,403	2,666,803	42,571,206	—
LeaderShares® Equity Skew ETF	35,203,726	427,646	35,631,372	—
LeaderShares® Dynamic Yield ETF	3,093,727	39	3,093,766	2,059

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2023 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$12,299,517	$(12,299,517)
LeaderShares® AlphaFactor® Tactical Focused ETF	16,633,430	(16,633,430)
LeaderShares® AlphaFactor® US Core Equity ETF	19,376,491	(19,376,491)
LeaderShares® Equity Skew ETF	9,759,883	(9,759,883)
LeaderShares® Dynamic Yield ETF	(361,589)	361,589

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders® ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, quantitative investing risk, rules-based strategy risk, sector risk and volatility risk.

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, underlying funds risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, cybersecurity risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, geographic and sector risk, investment companies Risk, management risk, market capitalization risk, market risk, market events risk, quantitative investing risk, and underlying funds risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fixed income securities risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, high yield risk, index risk, investment companies risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, underlying funds risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the New York Stock Exchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result in decreases to the Fund’s net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The LeaderShares® Equity Skew ETF currently seeks to achieve its investment objective by investing a significant portion of its assets in the SPDR S&P 600 Small Cap Value ETF, a registered open-end investment company (“SPDR”). The Fund may redeem its investment from SPDR at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of SPDR. The annual reports of SPDR, along with the report of the independent registered public accounting firm is included in SPDR’s N-CSR available at “www.sec.gov” or on the website “www.SSGA.com”. As of April 30, 2024, the percentage of the Fund’s net assets invested in SPDR was 32.1%.

10.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderShares® ETFs
EXPENSE EXAMPLES (Unaudited)
April 30, 2024

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	11/1/23	4/30/2024	Period	4/30/2024	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$1,195.70	$ 4.09	$1,021.13	$ 3.77
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$1,148.40	$ 5.29	$1,148.40	$ 4.97
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$1,210.70	$ 4.12	$1,021.13	$ 3.77
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$1,137.20	$ 3.99	$1,021.13	$ 3.77
LeaderShares® Dynamic Yield ETF	0.75%	$1,000.00	$ 1,054.20	$ 3.83	$1,021.13	$ 3.77

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

Approval of Advisory Agreement

LeaderShares ETFs

At a meeting held on December 19–20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor Tactical Focused ETF, LeaderShares AlphaFactor US Core Equity ETF, LeaderShares Dynamic Yield ETF, and LeaderShares Equity Skew ETF (each a “LeaderShares ETF” or a “Fund,” and together the “LeaderShares ETFs”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each LeaderShares ETF by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each LeaderShares ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each LeaderShares ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the LeaderShares ETFs included, among others, the following:

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the LeaderShares ETFs, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the LeaderShares ETFs and their background and experience; a summary of the financial condition of Redwood; a quarterly written report containing Redwood’s performance commentary; Redwood’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the LeaderShares ETFs as compared to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used for the LeaderShares ETFs and that in advising the LeaderShares ETFs, Redwood employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that in addition to the reports on the information with respect to portfolio management functions from Redwood, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (the “CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and any disciplinary history. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program and compliance matters over the past year. The Board took into account representations made by Redwood at the Meeting, including with respect to actions being proposed to be taken by the Adviser in the near future, including, without limitation, certain changes and enhancements to Redwood’s compliance program.

The Board considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the Funds and that the Adviser had continued to provide a comparable level, nature, extent and quality of services to each Fund. The Board also considered the significant risks assumed by Redwood in connection with the services provided to the LeaderShares ETFs, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the LeaderShares ETFs.

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

In considering the nature, extent, and quality of the services provided by Redwood, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO and in reliance on the representations and commitments made by Redwood at the Meeting, the Board concluded that Redwood had sufficient personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the LeaderShares ETFs and that the overall nature, quality and extent of the portfolio management services provided by Redwood to the LeaderShares ETFs were satisfactory.

Performance. In considering each LeaderShares ETF’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each LeaderShares ETF’s performance results. Among other data, the Board considered each LeaderShares ETF’s performance for the one-year and three-year, as applicable, and since inception periods ended September 30, 2023, as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. With respect to the LeaderShares ETFs, the Board also received discount/premium information, as well as tracking error information for those LeaderShares ETFs passively managed against an index.

With respect to the LeaderShares Activist Leaders ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group and its Morningstar Category for the one-year period and had outperformed the median of its Peer Group for the since inception period. The Board also considered that the Fund had underperformed the benchmark index for the one-year period and underperformed the median of its Morningstar Category and the benchmark index for the since inception period. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the benchmark index and performed in line with the median of its Peer Group for the since inception period. The Board also considered that the Fund had underperformed the median of its Morningstar category for the since inception period and had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year period. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares Equity Skew ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had underperformed the median of its Peer Group and its

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

Morningstar category and the benchmark index for the one-year, three-year, and since inception periods. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group.

With respect to the LeaderShares AlphaFactor US Core Equity ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group and its Morningstar Category for the one-year period and had outperformed the median of its Peer Group for the three-year period. The Board also considered that the Fund had underperformed the benchmark index for the one-year period, had underperformed the median of its Morningstar category and the benchmark index for the three-year period, and had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the since inception period. The Board took into account the Fund’s more recent performance.

With respect to the LeaderShares Dynamic Yield ETF (for this paragraph only, the “Fund”), the Board considered that the Fund underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year and since inception periods. The Board noted the relatively short performance history of the Fund. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group.

The Board also considered Redwood’s discussion of each LeaderShares ETF’s performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood and the factors contributing to any difference in performance with any other funds managed by Redwood with a similar strategy, if any. The Board also noted that Redwood was actively monitoring the performance of each LeaderShares ETF. The Board considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the LeaderShares ETFs was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each LeaderShares ETF’s contractual advisory fee and operating expenses compared to each LeaderShares ETF’s Peer Group and respective Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized the data’s limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

With respect to the LeaderShares Activist Leaders ETF, the Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also noted, however, that the Fund’s unitary fee was not the highest within the Morningstar Category.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the LeaderShares Equity Skew ETF, the Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also noted, however, that the Fund’s unitary fee was not the highest within the Morningstar Category.

With respect to the LeaderShares AlphaFactor US Core Equity ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the LeaderShares Dynamic Yield ETF, the Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category. The Board also noted, however, that the Fund’s unitary fee was not the highest within the Morningstar Category.

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

The Board took into account Redwood’s discussion of the LeaderShares ETFs’ expenses. The Board also noted the extent to which the Adviser was reimbursing expenses. In considering the level of the advisory fee paid with respect to each of the LeaderShares ETFs, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that any variance in the advisory fees was attributable to the differences in the management of these other funds and private accounts.

Based on the factors above, the Board concluded that the advisory fee for each of the LeaderShares ETFs was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the LeaderShares ETFs. The Board reviewed a profitability analysis prepared by Redwood based on each LeaderShares ETF’s asset level and considered the total profits of Redwood from its relationship with each of the LeaderShares ETFs on a Fund-by-Fund basis and for the LeaderShares ETFs and other funds advised by Redwood in the aggregate. The Board also considered that Redwood had entered into unitary fee arrangements with respect to the LeaderShares ETFs under which Redwood reimbursed such LeaderShares ETFs for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with each of the LeaderShares ETFs, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each LeaderShares ETF as each LeaderShares ETF grew and whether fee levels reflected these economies. The Board noted that each LeaderShares ETF’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each LeaderShares ETF as a percentage of assets under management were expected to decrease as each LeaderShares ETF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective LeaderShares ETF had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its relationship with the LeaderShares ETFs. The Board considered that Redwood uses certain LeaderShares ETFs as components of model portfolios it builds for its clients. The Board considered that Redwood has represented to the Board that it did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds. The Board concluded that any benefits are reasonable.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the LeaderShares ETFs, and having been advised by independent counsel that the Board had

LeaderShares® ETFs
SUPPLEMENTARY INFORMATION (Unaudited)
April 30, 2024

appropriately considered and weighed all relevant factors, including reliance on the representations and commitments made by Redwood at the Meeting, determined that approval of the Advisory Agreement with respect to each of the LeaderShares ETFs for an additional one-year term was in the best interests of each LeaderShares ETF and its shareholders.

In considering the renewal of each Advisory Agreement with respect to the LeaderShares ETFs, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each LeaderShares ETF’s performance and operations throughout the year.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the LeaderShares ETFs included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the LeaderShares ETFs, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the LeaderShares ETFs and their background and experience; a summary of the financial condition of Redwood; a quarterly written report containing Redwood’s performance commentary; Redwood’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the LeaderShares ETFs as compared to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used for the LeaderShares ETFs and that in advising the LeaderShares ETFs, Redwood employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that in addition to the reports on the information with respect to portfolio management functions from Redwood, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (the “CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and any disciplinary history. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program and compliance matters over the past year. The Board took into account representations made by Redwood at the Meeting, including with respect to actions represented by Redwood to be taken by the Adviser in the near future, including without limitation certain changes and enhancements to Redwood’s compliance program.,

The Board considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the Funds and that the Adviser had continued to provide a comparable level, nature, extent and quality of services to each Fund. The Board also considered the significant risks assumed by Redwood in connection with the services provided to the LeaderShares ETFs, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the LeaderShares ETFs.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

In considering the nature, extent, and quality of the services provided by Redwood, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO as well as the representations made by Redwood at the Meeting, the Board concluded that Redwood had sufficient personnel, resources and investment methodologies to perform its duties under the Advisory Agreements with respect to each of the LeaderShares ETFs and that, so long as Redwood’s representations made at the Meeting were accurate and adhered to, the overall nature, quality and extent of the portfolio management services provided by Redwood to the LeaderShares ETFs could reasonably be considered satisfactory.

Performance. In considering each LeaderShares ETF’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each LeaderShares ETF’s performance results. Among other data, the Board considered each LeaderShares ETF’s performance for the one-year and three-year, as applicable, and since inception periods ended September 30, 2023, as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. With respect to the LeaderShares ETFs, the Board also received discount/premium information, as well as tracking error information for those LeaderShares ETFs passively managed against an index.

With respect to the LeaderShares Activist Leaders ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group and its Morningstar Category for the one-year period and had outperformed the median of its Peer Group for the since inception period. The Board also considered that the Fund had underperformed the benchmark index for the one-year period and underperformed the median of its Morningstar Category and the benchmark index for the since inception period. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the benchmark index and performed in line with the median of its Peer Group for the since inception period. The Board also considered that the Fund had underperformed the median of its Morningstar category for the since inception period and had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year period. The Board also noted the relatively short performance history of the Fund.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

With respect to the LeaderShares Equity Skew ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year, three-year, and since inception periods. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group.

With respect to the LeaderShares AlphaFactor US Core Equity ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group and its Morningstar Category for the one-year period and had outperformed the median of its Peer Group for the three-year period. The Board also considered that the Fund had underperformed the benchmark index for the one-year period, had underperformed the median of its Morningstar category and the benchmark index for the three-year period, and had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the since inception period. The Board took into account the Fund’s more recent performance.

With respect to the LeaderShares Dynamic Yield ETF (for this paragraph only, the “Fund”), the Board considered that the Fund underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year and since inception periods. The Board noted the relatively short performance history of the Fund. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group.

The Board also considered Redwood’s discussion of each LeaderShares ETF’s performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood and the factors contributing to any difference in performance with any other funds managed by Redwood with a similar strategy, if any. The Board also noted that Redwood was actively monitoring the performance of each LeaderShares ETF. The Board considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the LeaderShares ETFs was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each LeaderShares ETF’s contractual advisory fee and operating expenses compared to each LeaderShares ETF’s Peer Group and respective Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized the data’s limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

With respect to the LeaderShares Activist Leaders ETF, the Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also noted, however, that the Fund’s unitary fee was not the highest within the Morningstar Category.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the LeaderShares Equity Skew ETF, the Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also noted, however, that the Fund’s unitary fee was not the highest within the Morningstar Category.

With respect to the LeaderShares AlphaFactor US Core Equity ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the LeaderShares Dynamic Yield ETF, the Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category. The Board also noted, however, that the Fund’s unitary fee was not the highest within the Morningstar Category.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

The Board took into account Redwood’s discussion of the LeaderShares ETFs’ expenses. The Board also noted the extent to which the Adviser was reimbursing expenses. In considering the level of the advisory fee paid with respect to each of the LeaderShares ETFs, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that any variance in the advisory fees was attributable to the differences in the management of these other funds and private accounts.

Based on the factors above, the Board concluded that the advisory fee for each of the LeaderShares ETFs was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the LeaderShares ETFs. The Board reviewed a profitability analysis prepared by Redwood based on each LeaderShares ETF’s asset level and considered the total profits of Redwood from its relationship with each of the LeaderShares ETFs on a Fund-by-Fund basis and for the LeaderShares ETFs and other funds advised by Redwood in the aggregate. The Board also considered that Redwood had entered into unitary fee arrangements with respect to the LeaderShares ETFs under which Redwood reimbursed such LeaderShares ETFs for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with each of the LeaderShares ETFs, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each LeaderShares ETF as each LeaderShares ETF grew and whether fee levels reflected these economies. The Board noted that each LeaderShares ETF’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each LeaderShares ETF as a percentage of assets under management were expected to decrease as each LeaderShares ETF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective LeaderShares ETF had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its relationship with the LeaderShares ETFs. The Board considered that Redwood uses certain LeaderShares ETFs as components of model portfolios it builds for its clients. The Board considered that Redwood has represented to the Board that it did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds. The Board concluded that any benefits are reasonable.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the LeaderShares ETFs, and having been advised by independent counsel that the Board had

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

appropriately considered and weighed all relevant factors, determined that, so long as Redwood’s representations made at the Meeting were accurate and adhered to, approval of the Advisory Agreement with respect to each of the LeaderShares ETFs for an additional one-year term was in the best interests of each LeaderShares ETF and its shareholders.

In considering the renewal of each Advisory Agreement with respect to the LeaderShares ETFs, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each LeaderShares ETF’s performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 6 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-617-1444 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-617-1444.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LEADERSHARES-SAR24

ITEM 2. CODE OF ETHICS. N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENT Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end management investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 2, 2024